Contingencies and Commitments - Financial Guarantees (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contingencies and Commitments
Performance guarantees	$ 2,232,682	$ 2,220,828
Foreign office guarantees and standby letters of credit	341,676	285,035
Total	31,840,465	31,004,741
Financial guarantees
Contingencies and Commitments
Performance guarantees	2,232,682	2,220,828
Foreign office guarantees and standby letters of credit	341,676	285,035
Total	2,574,358	2,505,863
Due within 1 year | Financial guarantees
Contingencies and Commitments
Performance guarantees	1,537,447	1,608,314
Foreign office guarantees and standby letters of credit	318,917	218,532
Total	1,856,364	1,826,846
Due after 1 years but within 3 years | Financial guarantees
Contingencies and Commitments
Performance guarantees	574,650	523,597
Foreign office guarantees and standby letters of credit	18,704	66,006
Total	593,354	589,603
Due after 3 years but within 5 years | Financial guarantees
Contingencies and Commitments
Performance guarantees	96,841	80,623
Foreign office guarantees and standby letters of credit	3,708	280
Total	100,549	80,903
Due after 5 years | Financial guarantees
Contingencies and Commitments
Performance guarantees	23,744	8,294
Foreign office guarantees and standby letters of credit	347	217
Total	$ 24,091	$ 8,511